Annual Total Returns (Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares Institutional) (Vanguard S&P Mid-Cap 400 Value Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2013
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Annual Total Return
2012	18.48%
2011	(2.52%)